Fees to auditors appointed at the Annual General Meeting (Tables)	12 Months Ended
Dec. 31, 2020
Fees to auditors appointed at the Annual General Meeting
Summary of fees to auditors appointed at the Annual General Meeting

DKK thousand	2020	2019	2018
Audit	5,941	1,847	1,661
Audit-related services and other assurance engagements	1,002	1,731	718
Tax advice	0	0	106
Other	0	12	0
Total fees	6,943	3,590	2,485